Janus Henderson Global Life Sciences Fund
Schedule of Investments (unaudited)
December 31, 2024

	Shares or Principal Amounts	Value
Convertible Corporate Bonds – 0%
Health Care Technology – 0%
Magnolia Medical Technologies Inc - Series D, 10.0000%, 12/31/25‡,¢,§ (cost $384,506)	$384,506	$384,506
Common Stocks – 98.4%
Biotechnology – 31.9%
4D Molecular Therapeutics Inc*	902,955	5,029,459
89bio Inc*	2,761,245	21,592,936
AbbVie Inc	702,682	124,866,591
Akero Therapeutics Inc*	1,635,674	45,504,451
Alnylam Pharmaceuticals Inc*	75,216	17,699,077
Amgen Inc	512,831	133,664,272
Amicus Therapeutics Inc*	1,369,246	12,898,297
Apogee Therapeutics Inc*	222,671	10,086,996
Arcellx Inc*	336,670	25,819,222
Ardelyx Inc*	4,259,180	21,594,043
Argenx SE (ADR)*	178,115	109,540,725
Ascendis Pharma A/S (ADR)*	460,016	63,330,403
Avidity Biosciences Inc*	1,249,295	36,329,499
Bicara Therapeutics*,§	437,827	7,626,946
Bicara Therapeutics*,#	43,458	757,038
Biohaven Ltd*	1,167,000	43,587,450
Bridgebio Pharma Inc*	851,826	23,374,105
Cargo Therapeutics Inc*	550,979	7,945,117
CG Oncology Inc*	317,630	9,109,628
Crinetics Pharmaceuticals Inc*	341,694	17,470,814
Cytokinetics Inc*	296,332	13,939,457
Dyne Therapeutics Inc*	1,412,697	33,283,141
Geron Corp*	2,994,701	10,601,242
Gilead Sciences Inc	234,942	21,701,593
IDEAYA Biosciences Inc*	835,645	21,476,077
Immunome Inc*	835,438	8,872,352
Insmed Inc*	201,853	13,935,931
Janux Therapeutics Inc*	539,046	28,860,523
Legend Biotech Corp (ADR)*	463,641	15,086,878
LEXEO Therapeutics Inc*	682,037	4,487,804
Madrigal Pharmaceuticals Inc*	189,992	58,625,831
Mirum Pharmaceuticals Inc*	762,422	31,526,150
Neurocrine Biosciences Inc*	135,404	18,482,646
Praxis Precision Medicines Inc*	144,413	11,114,025
PTC Therapeutics Inc*	461,961	20,852,920
Revolution Medicines Inc*	1,326,066	58,002,127
Rhythm Pharmaceuticals Inc*	256,630	14,366,147
Rocket Pharmaceuticals Inc*	683,863	8,596,158
Sarepta Therapeutics Inc*	635,581	77,280,294
Soleno Therapeutics Inc*	933,301	41,951,880
Travere Therapeutics Inc*	550,540	9,590,407
United Therapeutics Corp*	135,473	47,800,293
Vaxcyte Inc*	817,445	66,916,048
Vertex Pharmaceuticals Inc*	280,866	113,104,738
Xenon Pharmaceuticals Inc*	341,640	13,392,288
Zai Lab Ltd (ADR)*	874,718	22,908,864
		1,524,582,883
Health Care Equipment & Supplies – 17.1%
Abbott Laboratories	1,161,208	131,344,237
Align Technology Inc*	63,159	13,169,283
Boston Scientific Corp*	1,511,740	135,028,617
Cooper Cos Inc/The*	349,125	32,095,061
DexCom Inc*	206,502	16,059,661
Edwards Lifesciences Corp*	476,009	35,238,946
Globus Medical Inc*	733,371	60,657,115
Hoya Corp	129,400	16,080,768
Inspire Medical Systems Inc*	163,307	30,273,852
Intuitive Surgical Inc*	182,452	95,232,646
Lantheus Holdings Inc*	450,606	40,311,213
Medtronic PLC	460,423	36,778,589

	Shares or Principal Amounts	Value
Common Stocks – (continued)
Health Care Equipment & Supplies – (continued)
Penumbra Inc*	168,659	$40,053,139
STERIS PLC	93,215	19,161,275
Stryker Corp	238,861	86,001,903
Teleflex Inc	160,303	28,530,728
		816,017,033
Health Care Providers & Services – 12.2%
AmerisourceBergen Corp	152,885	34,350,202
Anthem Inc	147,567	54,437,466
Centene Corp*	320,384	19,408,863
HCA Healthcare Inc	186,751	56,053,313
Humana Inc	150,396	38,156,969
McKesson Corp	90,290	51,457,174
NeoGenomics Inc*	977,293	16,105,788
UnitedHealth Group Inc	623,892	315,602,007
		585,571,782
Life Sciences Tools & Services – 5.6%
Danaher Corp	392,239	90,038,462
ICON PLC*	72,831	15,273,389
Illumina Inc*	209,579	28,006,042
IQVIA Holdings Inc*	52,254	10,268,434
Sotera Health Co*	1,218,688	16,671,652
Thermo Fisher Scientific Inc	209,113	108,786,856
		269,044,835
Pharmaceuticals – 31.6%
AstraZeneca PLC	1,340,428	174,462,473
Avadel Pharmaceuticals PLC*	2,541,589	26,712,100
Edgewise Therapeutics Inc*	704,477	18,809,536
Eli Lilly & Co	554,318	427,933,496
Johnson & Johnson	1,008,310	145,821,792
Merck & Co Inc	1,175,187	116,907,603
Novartis AG (ADR)	1,046,147	101,800,565
Novo Nordisk A/S - Class B	2,028,454	174,610,110
Roche Holding AG	206,819	57,912,653
Sanofi	1,344,158	129,966,474
Structure Therapeutics Inc (ADR)*	677,667	18,378,329
Takeda Pharmaceutical Co Ltd	526,836	13,968,358
Teva Pharmaceutical Industries Ltd (ADR)*	2,941,561	64,832,004
Zoetis Inc	224,945	36,650,289
		1,508,765,782
Total Common Stocks (cost $3,112,596,766)		4,703,982,315
Private Placements – 1.0%
Biotechnology – 0.7%
Asher Biotherapeutics - Series C*,¢,§	2,580,733	2,999,999
Asher Biotherapeutics Inc*,¢,§	1,214,301	1,411,576
Attralus Inc*,¢,§	669,935	3,711,440
Curevo Inc*,¢,§	2,031,087	5,330,344
Curevo Inc SAFE Note*,¢,§	186,178,695	1,861,787
Element Biosciences Inc*,¢,§	425,023	3,516,130
Shoreline Biosciences Inc*,¢,§	747,187	5,641,262
Sonoma Biotherapeutics Inc - Series B*,¢,§	1,924,628	7,371,325
TwinStrand Biosciences Inc*,¢,§	344,314	1,380,527
		33,224,390
Health Care Providers & Services – 0.1%
Freenome Holdings Inc - Series C*,¢,§	337,474	1,872,981
Freenome Holdings Inc - Series D*,¢,§	342,803	1,905,984
		3,778,965
Health Care Technology – 0.1%
Magnolia Medical Technologies Inc - Series D*,¢,§	1,821,717	3,096,919
Software – 0.1%
HeartFlow Inc - Series F*,¢,§	1,934,015	6,150,168
Total Private Placements (cost $54,727,165)		46,250,442
Rights – 0%
Pharmaceuticals – 0%
Clementia Pharmaceuticals Inc CVR*,¢ (cost $1,180,320)	874,311	0

	Shares or Principal Amounts	Value
Warrants – 0%
Health Care Technology – 0%
Magnolia Medical Technologies Inc - Series D, expires 12/31/32*,¢,§	1	$0
Magnolia Medical Technologies Inc, expires 12/31/25*,¢,§	37,748	38
Total Warrants (cost $0)		38
Investment Companies – 0.4%
Money Markets – 0.4%
Janus Henderson Cash Liquidity Fund LLC, 4.4352%ºº,£ (cost $17,344,712)	17,341,243	17,344,712
Investments Purchased with Cash Collateral from Securities Lending – 0%
Investment Companies – 0%
Janus Henderson Cash Collateral Fund LLC, 4.3732%ºº,£	235,530	235,530
Time Deposits – 0%
Royal Bank of Canada, 4.3100%, 1/2/25	$58,882	58,882
Total Investments Purchased with Cash Collateral from Securities Lending (cost $294,412)		294,412
Total Investments (total cost $3,186,527,881) – 99.8%		4,768,256,425
Cash, Receivables and Other Assets, net of Liabilities – 0.2%		10,092,663
Net Assets – 100%		$4,778,349,088

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United States	$3,823,569,639	80.2%
Denmark	237,940,513	5.0
United Kingdom	174,462,473	3.7
Switzerland	159,713,218	3.3
France	129,966,474	2.7
Belgium	109,540,725	2.3
Israel	64,832,004	1.4
Japan	30,049,126	0.6
China	22,908,864	0.5
Ireland	15,273,389	0.3
Total	$4,768,256,425	100.0%

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate	Affiliated Investments, at Value at 9/30/24	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 12/31/24	Ending Shares	Dividend Income
Investment Companies - 0.4%
Money Markets - 0.4%
Janus Henderson Cash Liquidity Fund LLC, 4.4352%ºº
	$1,199,814	$195,848,710	$(179,703,813)	$(120)	$121	$17,344,712	17,341,243	$252,223
Investments Purchased with Cash Collateral from Securities Lending - 0%
Investment Companies - 0%
Janus Henderson Cash Collateral Fund LLC, 4.3732%ºº
	9,641,428	25,635,456	(35,041,354)	-	-	235,530	235,530	30,004 ∆
Total Affiliated Investments - 0.4%
	$10,841,242	$221,484,166	$(214,745,167)	$(120)	$121	$17,580,242	17,576,773	$282,227

Notes to Schedule of Investments (unaudited)
ADR	American Depositary Receipt
CVR	Contingent Value Right
LLC	Limited Liability Company
PLC	Public Limited Company

*	Non-income producing security.
‡
Variable or floating rate security. Rate shown is the current rate as of December 31, 2024. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset  date and may vary by security, which may not indicate a reference rate and/or spread in their description.

ºº	Rate shown is the 7-day yield as of December 31, 2024.
#	Loaned security; a portion of the security is on loan at December 31, 2024.
¢	Security is valued using significant unobservable inputs. The total value of Level 3 securities as of the period ended December 31, 2024 is $46,634,986, which represents 1.0% of net assets.
£
The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
§	Schedule of Restricted Securities (as of December 31, 2024)

	Acquisition Date	Cost	Value	Value as a % of Net Assets
Asher Biotherapeutics - Series C	4/3/24	$2,999,999	$2,999,999	0.1%
Asher Biotherapeutics Inc	8/23/21	2,438,924	1,411,576	0.0
Attralus Inc	8/31/21	5,198,696	3,711,440	0.1
Bicara Therapeutics	12/6/23	5,583,316	7,626,946	0.2
Curevo Inc	11/10/22	5,330,344	5,330,344	0.1
Curevo Inc SAFE Note	8/5/24 - 11/14/24	1,861,787	1,861,787	0.0
Element Biosciences Inc	6/21/21	8,737,070	3,516,130	0.1
Freenome Holdings Inc - Series C	8/14/20	2,231,817	1,872,981	0.0
Freenome Holdings Inc - Series D	11/22/21	2,585,523	1,905,984	0.1
HeartFlow Inc - Series F	3/24/23	5,512,910	6,150,168	0.1
Magnolia Medical Technologies Inc - Series D, 12/31/32	1/10/22	0	0	0.0
Magnolia Medical Technologies Inc, 12/31/25	7/12/24	0	38	0.0
Magnolia Medical Technologies Inc - Series D, 10.0000%, 12/31/25	12/29/23 - 7/12/24	384,506	384,506	0.0
Magnolia Medical Technologies Inc - Series D	1/10/22	3,092,693	3,096,919	0.1
Shoreline Biosciences Inc	10/28/21	7,522,230	5,641,262	0.1
Sonoma Biotherapeutics Inc - Series B	7/23/21 - 12/14/22	4,465,171	7,371,325	0.2
TwinStrand Biosciences Inc	4/30/21	2,750,001	1,380,527	0.0
Total		$60,694,987	$54,261,932	1.2%
The Fund has registration rights for certain restricted securities held as of December 31, 2024. The issuer incurs all registration costs.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of December 31, 2024.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Convertible Corporate Bonds	$-	$-	$384,506
Common Stocks
Health Care Equipment & Supplies	799,936,265	16,080,768	-
Pharmaceuticals	957,845,714	550,920,068	-
All Other	2,379,199,500	-	-
Private Placements	-	-	46,250,442
Rights	-	-	0
Warrants	-	-	38
Investment Companies	-	17,344,712	-
Investments Purchased with Cash Collateral from Securities Lending	-	294,412	-
Total Assets	$4,136,981,479	$584,639,960	$46,634,986

Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2024 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments.
The Fund's management has determined the Fund did not hold a significant amount of Level 3 securities as of December 31, 2024.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual financial statements.
125-25-70226 02-25